Net fee and commissions expense (Tables)	12 Months Ended
Dec. 31, 2025
Fee and commission income (expense) [abstract]
Schedule of fees and commissions expenses

Skr mn	2025	2024	2023
Fee and commissions earned were related to:
Lending	9	6	2
Total	9	6	2
Commissions incurred were related to:
Custodian- and bank fees	-12	-12	-13
Brokerage	—	-1	-1
Other commissions incurred	-37	-39	-39
Total	-48	-52	-53
Net fee and commissions expense¹	-39	-46	-51
1 Skr -39 million (2024: Skr -45 million) includes financial assets and liabilities not measured at fair value through profit or loss.